                        [LOGO OF EXELSIOR APPEARS HERE]




                                  TAX-EXEMPT
                                 FIXED INCOME
                                  PORTFOLIOS




                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1996

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS.....................................................   1
STATEMENTS OF ASSETS AND LIABILITIES.......................................   2
STATEMENTS OF OPERATIONS...................................................   3
STATEMENTS OF CHANGES IN NET ASSETS........................................   4
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS.................   6
PORTFOLIOS OF INVESTMENTS
  Tax-Exempt Money Fund....................................................   8
  Short-Term Tax-Exempt Securities Fund....................................  12
  Intermediate-Term Tax-Exempt Fund........................................  13
  New York Intermediate-Term Tax-Exempt Fund...............................  15
  Long-Term Tax-Exempt Fund................................................  17
NOTES TO FINANCIAL STATEMENTS..............................................  19

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-
  446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

                            LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

  As we close out our tenth anniversary year for the funds, we continue to seek new opportunities to expand and improve our product offerings in response to your investment needs. To this end, there have been some recent developments which should be of interest to you and which I believe will further enhance our fund family.

  Our new alliance with the Excelsior Institutional Funds has enabled us to offer two new funds. The Excelsior Institutional Optimum Growth Fund and Institutional Value Equity Fund are both available to individual investors via a second class of shares, Trust Shares. The Optimum Growth Fund combines a mid- to large- capitalization growth strategy with a quantitative analysis in the selection of complimentary securities from the Russell 1000 universe. The Value Equity Fund applies a strict value-oriented philosophy to stock selection and is managed by David Williams of U. S. Trust Company of New York, who also manages the Excelsior Business & Industrial Restructuring Fund. In addition to these funds, we now offer the California Tax-Exempt Income Fund. This is an intermediate-term bond fund which intends to generate current income which is exempt from state and federal taxes for California residents.

  The extended Excelsior Funds Family now consists of fifteen domestic equity, five international, eleven fixed-income, and five money market funds totaling approximately $5.0 billion in assets. These funds have been designed to provide a comprehensive range of investment options and offer investors, both individual and institutional, an opportunity to allocate holdings in accordance with their specific investment objectives.

  Excelsior Fund shareholders are serviced by a dedicated team of professionals. We recognize the importance of excellent shareholder service and are committed to meeting your needs as investors in a proactive manner. We appreciate the confidence which your investment represents in the funds and strive to build on this confidence and expand our relationship with you as we enter our second decade of operation.

                                          Alfred C. Tannachion
                                          Chairman of the Board and President

EXCELSIOR TAX-EXEMPT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

                                                                        NEW YORK
                                          SHORT-TERM   INTERMEDIATE-  INTERMEDIATE-
                             TAX-EXEMPT   TAX-EXEMPT       TERM           TERM       LONG-TERM
                               MONEY      SECURITIES    TAX-EXEMPT     TAX-EXEMPT    TAX-EXEMPT
                                FUND         FUND          FUND           FUND          FUND
                            ------------  -----------  -------------  ------------- ------------
  ASSETS:
   Investments, at cost--
    see accompanying
    portfolios............  $923,949,335  $42,217,812  $241,476,747    $96,064,760  $105,676,619
                            ============  ===========  ============    ===========  ============
   Investments, at value
    (Note 1)..............  $923,949,335  $42,287,386  $249,982,400    $98,016,765  $108,724,650
   Cash...................           --           189           --             --            --
   Interest receivable....     4,274,604      597,728     3,814,444      1,378,923     1,646,702
   Receivable for
    investments sold......           --           --            --             --      3,900,080
   Receivable for fund
    shares sold...........           --       253,180       230,214            --        108,910
   Prepaid expenses.......         5,765          319         1,671            645           606
   Unamortized
    organization costs
    (Note 5)..............           --         5,254           --             --            --
                            ------------  -----------  ------------    -----------  ------------
   TOTAL ASSETS...........   928,229,704   43,144,056   254,028,729     99,396,333   114,380,948
  LIABILITIES:
   Payable for dividends
    declared..............     2,428,213      123,962       872,312        310,747       389,162
   Payable for fund shares
    redeemed..............           --         2,826        86,026         25,284        58,442
   Payable for investments
    purchased.............           --                                  4,285,507     5,821,960
   Investment advisory
    fees payable (Note
    2)....................       155,127        7,734        60,126         36,776        37,841
   Due to custodian bank..        13,626          --            149            339           316
   Accrued expenses and
    other payables........       341,463       23,532        95,281         87,686        91,425
                            ------------  -----------  ------------    -----------  ------------
   TOTAL LIABILITIES......     2,938,429      158,054     1,113,894      4,746,339     6,399,146
                            ------------  -----------  ------------    -----------  ------------
  NET ASSETS..............  $925,291,275  $42,986,002  $252,914,835    $94,649,994  $107,981,802
                            ============  ===========  ============    ===========  ============
  NET ASSETS consist of:
   Undistributed net
    investment income.....  $        --   $    11,325  $     45,970    $       --   $     51,135
   Accumulated net
    realized gain (loss)
    on investments........       (98,626)    (692,808)   (6,657,465)    (1,932,349)      525,186
   Unrealized appreciation
    on investments........           --        69,574     8,505,653      1,952,005     3,048,031
   Par value (Note 4).....       925,640        6,112        27,730         11,184        11,226
   Paid in capital in
    excess of par value...   924,464,261   43,591,799   250,992,947     94,619,154   104,346,224
                            ------------  -----------  ------------    -----------  ------------
  TOTAL NET ASSETS........  $925,291,275  $42,986,002  $252,914,835    $94,649,994  $107,981,802
                            ============  ===========  ============    ===========  ============
  Shares of Common Stock
   Outstanding............   925,639,961    6,111,315    27,730,289     11,184,043    11,225,989
  NET ASSET VALUE PER
   SHARE..................         $1.00        $7.03         $9.12          $8.46         $9.62
                                   =====        =====         =====          =====         =====



                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                                    NEW YORK
                                         SHORT-TERM INTERMEDIATE- INTERMEDIATE-
                            TAX-EXEMPT   TAX-EXEMPT     TERM          TERM      LONG-TERM
                               MONEY     SECURITIES  TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT
                               FUND         FUND        FUND          FUND         FUND
                            -----------  ---------- ------------- ------------- ----------
  INVESTMENT INCOME:
   Interest income........  $16,030,761   $923,156   $6,454,234    $2,335,328   $2,815,371
                            -----------   --------   ----------    ----------   ----------
  EXPENSES:
   Investment advisory
    fees (Note 2).........    1,140,083     64,502      446,210       234,010      250,327
   Administrators' fees
    (Note 2)..............      702,291     33,111      196,333        72,075       77,101
   Administrative
    servicing fees (Note
    2)....................      230,249     14,649       74,033        14,235       34,430
   Shareholder servicing
    agent fees............       13,857      4,477       11,112         5,625       14,796
   Custodian fees.........      192,857      6,857       49,084        18,848       19,827
   Registration and filing
    fees..................        6,157      5,625        4,946           --         2,407
   Legal and audit fees...       53,319      3,512       20,214         3,844        5,024
   Directors' fees and
    expenses (Note 2).....       22,308      1,520        9,051         3,324        2,373
   Shareholder reports....       10,519      1,186        6,045         4,305        2,595
   Amortization of
    organization costs
    (Note 5)..............          --       2,094          --            --           --
   Miscellaneous
    expenses..............       22,805      1,749        6,156         2,372        2,242
                            -----------   --------   ----------    ----------   ----------
    TOTAL EXPENSES........    2,394,445    139,282      823,184       358,638      411,122
   Fees waived by
    investment adviser and
    administrators (Note
    2)....................     (230,249)   (14,649)     (74,033)      (14,235)     (34,430)
                            -----------   --------   ----------    ----------   ----------
    NET EXPENSES..........    2,164,196    124,633      749,151       344,403      376,692
                            -----------   --------   ----------    ----------   ----------
  NET INVESTMENT INCOME...   13,866,565    798,523    5,705,083     1,990,925    2,438,679
                            -----------   --------   ----------    ----------   ----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS (NOTE 1):
   Net realized gain
    (loss) on security
    transactions..........      (29,980)   (48,354)     762,806      (388,786)     747,788
   Change in unrealized
    appreciation
    (depreciation) of
    investments during the
    period................          --     (12,347)    (861,279)      564,682      948,697
                            -----------   --------   ----------    ----------   ----------
  NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS.........      (29,980)   (60,701)     (98,473)      175,896    1,696,485
                            -----------   --------   ----------    ----------   ----------
  NET INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............  $13,836,585   $737,822   $5,606,610    $2,166,821   $4,135,164
                            ===========   ========   ==========    ==========   ==========




                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        NEW YORK
                                          SHORT-TERM   INTERMEDIATE-  INTERMEDIATE-
                             TAX-EXEMPT   TAX-EXEMPT       TERM           TERM       LONG-TERM
                               MONEY      SECURITIES    TAX-EXEMPT     TAX-EXEMPT    TAX-EXEMPT
                                FUND         FUND          FUND           FUND          FUND
                            ------------  -----------  -------------  ------------- ------------
  SIX MONTHS ENDED
   SEPTEMBER 30, 1996
   (UNAUDITED)
  Net investment income...  $ 13,866,565  $   798,523  $  5,705,083    $ 1,990,925  $  2,438,679
  Net realized gain (loss)
   on investments.........       (29,980)     (48,354)      762,806       (388,786)      747,788
  Change in unrealized
   appreciation
   (depreciation) of
   investments during the
   period.................           --       (12,347)     (861,279)       564,682       948,697
                            ------------  -----------  ------------    -----------  ------------
  Net increase in net
   assets resulting from
   operations.............    13,836,585      737,822     5,606,610      2,166,821     4,135,164
  Distributions to
   shareholders:
   From net investment
    income................   (13,866,565)    (806,213)   (5,736,226)    (1,990,925)   (2,463,935)
   From net realized gain
    on investments........           --           --            --             --       (362,376)
  Increase (decrease) in
   net assets from fund
   share transactions
   (Note 4)...............   (41,390,238)      84,555    (2,133,825)    (1,932,684)   15,614,493
                            ------------  -----------  ------------    -----------  ------------
  Net increase (decrease)
   in net assets..........   (41,420,218)      16,164    (2,263,441)    (1,756,788)   16,923,346
  NET ASSETS:
   Beginning of period....   966,711,493   42,969,838   255,178,276     96,406,782    91,058,456
                            ------------  -----------  ------------    -----------  ------------
   End of period (1)......  $925,291,275  $42,986,002  $252,914,835    $94,649,994  $107,981,802
                            ============  ===========  ============    ===========  ============
  YEAR ENDED MARCH 31,
   1996
  Net investment income...  $ 28,104,738  $ 1,924,423  $ 11,057,236    $ 3,927,143  $  4,260,065
  Net realized gain (loss)
   on investments.........        (3,032)     882,628     3,726,746      1,897,037     3,728,907
  Change in unrealized
   appreciation
   (depreciation) of
   investments during the
   year...................           --      (268,919)    4,779,461        280,648      (152,514)
                            ------------  -----------  ------------    -----------  ------------
  Net increase in net
   assets resulting from
   operations.............    28,101,706    2,538,132    19,563,443      6,104,828     7,836,458
  Distributions to
   shareholders:
   From net investment
    income................   (28,104,738)  (1,905,408)  (10,980,123)    (3,927,143)   (4,185,190)
   From net realized gain
    on investments........           --           --            --             --     (1,314,007)
  Increase (decrease) in
   net assets from fund
   share transactions
   (Note 4)...............   151,824,779   (5,850,429)   11,604,736      7,065,566     9,840,745
                            ------------  -----------  ------------    -----------  ------------
  Net increase (decrease)
   in net assets..........   151,821,747   (5,217,705)   20,188,056      9,243,251    12,178,006
  NET ASSETS:
   Beginning of year......   814,889,746   48,187,543   234,990,220     87,163,531    78,880,450
                            ------------  -----------  ------------    -----------  ------------
   End of year (2)........  $966,711,493  $42,969,838  $255,178,276    $96,406,782  $ 91,058,456
                            ============  ===========  ============    ===========  ============

   (1) Including undistributed net investment income of $11,325 for Short-Term Tax-Exempt Securities Fund, $45,970 for Intermediate-Term Tax-Exempt Fund and $51,135 for Long-Term Tax-Exempt Fund.
   (2) Including undistributed net investment income of $19,015 for Short-Term Tax-Exempt Securities Fund, $77,113 for Intermediate-Term Tax-Exempt Fund and $76,391 for Long-Term Tax-Exempt Fund.


                       See Notes to Financial Statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

EXCELSIOR TAX-EXEMPT FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS
 For a Fund share outstanding throughout each period.

                                                   NET ASSET             NET REALIZED             DIVIDENDS   DISTRIBUTIONS
                                                    VALUE,      NET     AND UNREALIZED TOTAL FROM  FROM NET      FROM NET
                                                   BEGINNING INVESTMENT GAIN (LOSS) ON INVESTMENT INVESTMENT  REALIZED GAIN
                                                   OF PERIOD   INCOME    INVESTMENTS   OPERATIONS   INCOME    ON INVESTMENTS
                                                   --------- ---------- -------------- ---------- ----------  --------------
  TAX-EXEMPT MONEY FUND -- (5/24/85*)
   Year Ended March 31,
   1992..........................................    $1.00    $0.03849     $0.00000     $0.03849  $(0.03849)     $0.00000
   1993..........................................     1.00     0.02395      0.00000      0.02395   (0.02395)      0.00000
   1994..........................................     1.00     0.01938      0.00000      0.01938   (0.01938)      0.00000
   1995..........................................     1.00     0.02825      0.00000      0.02825   (0.02825)      0.00000
   1996..........................................     1.00     0.03362      0.00000      0.03362   (0.03362)      0.00000
   Six
    Months Ended September 30, 1996 (Unaudited)..     1.00     0.01524      0.00000      0.01524   (0.01524)      0.00000
  SHORT-TERM TAX-EXEMPT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1993..........................................    $7.00    $   0.05     $   0.07     $   0.12  $   (0.05)     $   0.00
   1994..........................................     7.07        0.21        (0.03)        0.18      (0.21)        (0.05)
   1995..........................................     6.99        0.25        (0.02)        0.23      (0.25)        (0.01)
   1996..........................................     6.96        0.28         0.09         0.37      (0.28)         0.00
   Six
    Months Ended September 30, 1996 (Unaudited)..     7.05        0.13        (0.02)        0.11      (0.13)         0.00
  INTERMEDIATE-TERM TAX-EXEMPT FUND -- (12/3/85*)
   Year Ended March 31,
   1992..........................................    $8.83    $   0.49     $   0.19     $   0.68  $   (0.49)     $  (0.07)
   1993..........................................     8.95        0.42         0.59         1.01      (0.42)        (0.30)
   1994..........................................     9.24        0.34        (0.09)        0.25      (0.34)        (0.26)
   1995..........................................     8.64        0.37         0.16         0.53      (0.37)         0.00
   1996..........................................     8.80        0.40         0.32         0.72      (0.40)         0.00
   Six Months
    Ended September 30, 1996 (Unaudited).........     9.12        0.20         0.00         0.20      (0.20)         0.00
  N.Y. INTERMEDIATE-TERM TAX-EXEMPT FUND -- (5/31/90*)
   Year Ended March 31,
   1992..........................................    $8.20    $   0.41     $   0.19     $   0.60  $   (0.41)     $  (0.08)
   1993..........................................     8.31        0.34         0.41         0.75      (0.34)        (0.11)
   1994..........................................     8.61        0.31        (0.13)        0.18      (0.31)        (0.22)
   1995..........................................     8.18        0.33         0.15         0.48      (0.33)        (0.09)
   1996..........................................     8.24        0.35         0.20         0.55      (0.35)         0.00
   Six
    Months Ended September 30, 1996 (Unaudited)..     8.44        0.18         0.02         0.20      (0.18)         0.00
  LONG-TERM TAX-EXEMPT FUND -- (2/5/86*)
   Year Ended March 31,
   1992..........................................    $9.15    $   0.51     $   0.30     $   0.81  $   (0.51)     $  (0.20)
   1993..........................................     9.25        0.46         0.99         1.45      (0.46)        (0.48)
   1994..........................................     9.76        0.42        (0.12)        0.30      (0.42)        (0.50)
   1995..........................................     8.87        0.43         0.50         0.93      (0.43)        (0.10)
   1996..........................................     9.27        0.47         0.39         0.86      (0.46)        (0.14)
   Six
    Months Ended September 30, 1996 (Unaudited)..     9.53        0.23         0.12         0.35      (0.23)        (0.03)

  * Commencement of operations.
 ** Not annualized.
*** Annualized.
  + Total return data does not reflect the sales load payable on purchases of
    Fund shares.
 ++ Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                       See Notes to Financial Statements

  DISTRIBUTIONS                                                  RATIO OF NET RATIO OF GROSS RATIO OF NET
    IN EXCESS                                        NET ASSETS,  OPERATING     OPERATING     INVESTMENT
  NET REALIZED                  NET ASSET              END OF      EXPENSES      EXPENSES       INCOME    PORTFOLIO    FEE
     GAIN ON          TOTAL     VALUE, END  TOTAL      PERIOD     TO AVERAGE    TO AVERAGE    TO AVERAGE  TURNOVER   WAIVERS
  INVESTMENNTS    DISTRIBUTIONS OF PERIOD  RETURN+      (000)     NET ASSETS   NET ASSETS++   NET ASSETS    RATE     (NOTE 2)
  -------------   ------------- ---------- -------   ----------- ------------ -------------- ------------ ---------  --------
    $0.00000        $(0.03849)    $1.00     3.92%     $666,351      0.52%         0.52%         3.84%        --      $0.00000
     0.00000         (0.02395)     1.00     2.42%      659,327      0.52%         0.52%         2.39%        --       0.00000
     0.00000         (0.01938)     1.00     1.96%      694,581      0.52%         0.52%         1.94%        --       0.00003
     0.00000         (0.02825)     1.00     2.86%      814,890      0.49%         0.52%         2.85%        --       0.00030
     0.00000         (0.03362)     1.00     3.41%      966,711      0.49%         0.53%         3.35%        --       0.00042
     0.00000         (0.01524)     1.00     1.53%**    925,291      0.47%***      0.53%***      3.04%***     --       0.00025
    $   0.00        $   (0.05)    $7.07     1.65%     $ 28,598      0.60%***      0.84%***      2.80%***     --      $   0.00
        0.00            (0.26)     6.99     2.55%       57,728      0.59%         0.60%         2.94%       539%         0.00
        0.00            (0.26)     6.96     3.45%       48,188      0.59%         0.61%         3.60%       565%         0.00
        0.00            (0.28)     7.05     5.42%       42,970      0.58%         0.64%         4.05%       124%         0.00
        0.00            (0.13)     7.03     1.61%**     42,986      0.58%***      0.65%***      3.71%***     88%***      0.00
    $   0.00        $   (0.56)    $8.95     7.95%     $223,201      0.64%         0.64%         5.48%       276%     $   0.00
        0.00            (0.72)     9.24    11.70%      285,317      0.64%         0.64%         4.57%       429%         0.00
       (0.25)           (0.85)     8.64     2.58%      298,261      0.64%         0.64%         3.74%       379%         0.00
        0.00            (0.37)     8.80     6.34%      234,990      0.61%         0.64%         4.28%       362%         0.00
        0.00            (0.40)     9.12     8.30%      255,178      0.60%         0.65%         4.44%        50%         0.00
        0.00            (0.20)     9.12     2.16%**    252,915      0.59%***      0.65%***      4.47%***     19%***      0.00
    $   0.00        $   (0.49)    $8.31     7.42%     $ 52,238      0.88%         0.88%         4.82%       106%     $   0.00
        0.00            (0.45)     8.61     9.27%       88,249      0.89%         0.89%         3.94%       339%         0.00
       (0.08)           (0.61)     8.18     1.87%      107,489      0.87%         0.87%         3.55%       326%         0.00
        0.00            (0.42)     8.24     6.05%       87,164      0.78%         0.80%         4.06%       563%         0.00
        0.00            (0.35)     8.44     6.77%       96,407      0.75%         0.77%         4.15%       154%         0.00
        0.00            (0.18)     8.46     2.39%**     94,650      0.74%***      0.77%***      4.25%***    104%***      0.00
    $   0.00        $   (0.71)    $9.25     9.19%     $ 62,732      0.85%         0.85%         5.52%       218%     $   0.00
        0.00            (0.94)     9.76    16.35%       85,520      0.86%         0.86%         4.73%       300%         0.00
       (0.27)           (1.19)     8.87     2.38%       82,151      0.85%         0.86%         4.25%       252%         0.00
        0.00            (0.53)     9.27    11.01%       78,880      0.80%         0.83%         4.86%       214%         0.00
        0.00            (0.60)     9.53     9.35%       91,058      0.77%         0.82%         4.85%       185%         0.01
        0.00            (0.26)     9.62     3.62%**    107,982      0.75%***      0.82%***      4.87%***    109%***      0.00


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
TAX-EXEMPT MONEY FUND


  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- 58.03%
 $ 6,500,000 Austin, Texas,
             3.600%, 12/02/1996..................................   $  6,500,000
   6,500,000 Austin, Texas, Combined Utilities, Series A,
             3.650%, 12/06/1996..................................      6,500,000
   8,400,000 Becker, Minnesota, Pollution Control Revenue Bonds
             Northern State Power Co. Project,
             3.650%, 11/07/1996..................................      8,400,000
  13,800,000 Becker, Minnesota, Pollution Control Revenue Bonds
             Northern State Power Co. Project,
             3.650%, 11/12/1996..................................     13,800,000
   7,400,000 Becker, Minnesota, Pollution Control Revenue Bonds
             Northern State Power Co. Project,
             3.650%, 11/14/1996..................................      7,400,000
   5,500,000 Becker, Minnesota, Pollution Control Revenue Bonds
             Northern State Power Co. Project,
             3.600%, 12/19/1996..................................      5,500,000
   7,000,000 Brownsville, Texas, Utilities System Revenue Bonds,
             Series A,
             3.650%, 10/17/1996..................................      7,000,000
   9,550,000 Burlington, Kansas, Electric Power,
             3.650%, 11/26/1996..................................      9,550,000
  13,303,000 Dallas Texas, Waterworks & Sewer System Revenue
             Bonds,
             3.750%, 10/17/1996..................................     13,303,000
   6,400,000 Dallas, Texas, Waterworks & Sewer System Revenue
             Bonds, Series A,
             3.650%, 10/10/1996..................................      6,400,000
  11,722,000 Dallas, Texas, Waterworks & Sewer System Revenue
             Bonds, Series A,
             3.650%, 10/10/1996..................................     11,722,000
  10,000,000 Gainsville, Florida, Series C,
             3.650%, 12/12/1996..................................     10,000,000
   2,500,000 Hockley County, Texas, Industrial Development Corp.,
             Pollution Control Revenue Bonds, Amoco Project--
             Standard Oil Co.,
             3.750%, 03/01/2014++................................      2,500,485
  10,000,000 Houston, Texas, General Obligation Bond, Series A,
             3.650%, 12/05/1996..................................     10,000,000
   3,000,000 Houston, Texas, General Obligation Bond, Series B,
             3.650%, 12/11/1996..................................      3,000,000
   5,000,000 Houston, Texas, General Obligation Revenue Bonds,
             3.650%, 10/25/1996..................................      5,000,000
   8,000,000 Houston, Texas, General Obligation Revenue Bonds,
             Series A,
             3.600%, 11/21/1996..................................      8,000,000
   7,800,000 Howard County, Maryland, Bond Anticipation Notes,
             3.600%, 10/11/1996..................................      7,800,000

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- (CONTINUED)
 $ 8,500,000 Intermountain Power Agency, Utah, Power Supply
             Revenue Bonds, Series F,
             3.550%, 12/16/1996..................................  $  8,500,000
  12,000,000 Intermountain Power Agency, Utah, Power Supply
             Revenue Bonds, Series G,
             3.750%, 03/17/1997++................................    12,000,000
   2,400,000 Jacksonville, Florida, Electric Authority Revenue
             Bonds, Series A,
             3.650%, 11/20/1996..................................     2,400,000
   5,500,000 Jasper, Indiana,
             3.700%, 12/02/1996..................................     5,500,000
   4,100,000 Joliet, Illinois, Regional Port District, Marine
             Term Revenue Bonds, Exxon Corp. Project,
             3.700%, 10/01/2024+.................................     4,100,000
   3,000,000 Massachusetts Bay Transportation Authority,
             Massachusetts, Series C,
             3.600%, 12/12/1996..................................     3,000,000
   2,700,000 Massachusetts Water Resources Authority,
             3.400%, 10/15/1996..................................     2,698,974
   5,000,000 Memphis, Tennesse, General Obligation Bonds, Series
             A,
             3.850%, 08/01/2004+.................................     5,000,000
   5,000,000 Memphis, Tennesse, General Obligation Bonds, Series
             A,
             3.850%, 08/01/2007+.................................     5,000,000
  10,230,000 Montgomery County, Alabama,
             3.500%, 12/17/1996..................................    10,230,000
  10,000,000 Montgomery, Ohio, Miami Valley, Series C,
             3.600%, 12/16/1996..................................    10,000,000
   3,774,000 Nassau County, New York, General Obligation
             Unlimited Notes, Series B
             4.000%, 11/15/1996..................................     3,775,578
  10,000,000 New Jersey General Obligation Bond,
             3.650%, 12/13/1996..................................    10,000,000
   6,100,000 New York City, Municipal Water Authority,
             3.600%, 10/01/1996..................................     6,100,000
  10,000,000 New York City Municipal Water Authority,
             3.700%, 10/17/1996..................................    10,000,000
   3,100,000 New York City, New York, General Obligation Bonds,
             Subseries E4,
             3.700%, 08/01/2022+.................................     3,100,000
   2,500,000 New York City, New York, General Obligation Bonds,
             Subseries E6, (FGIC),
             3.900%, 08/01/2019+.................................     2,500,000
  68,000,000 New York City, New York, General Obligation
             Unlimited Notes,
             Series A,
             4.500%, 02/12/1997..................................    68,201,532


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
TAX-EXEMPT MONEY FUND -- (CONTINUED)


  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- (CONTINUED)
 $10,000,000 North Carolina Eastern Municipal Power Agency,
             Series B,
             3.650%, 11/20/1996..................................  $ 10,000,000
  13,500,000 Nueces River, Texas,
             3.550%, 12/12/1996..................................    13,500,000
  10,000,000 Nueces River, Texas, Industrial Development
             Authority, Pollution Control Refunding Revenue
             Bonds,
             3.600%, 10/15/1996..................................    10,000,000
   3,000,000 Petersburg, Indiana, Industrial Pel,
             3.600%, 12/12/1996..................................     3,000,000
   4,000,000 Plaquemines, Louisiana, Port Harbor and Terminal,
             Marine Terminal Facilities, Electro-Coal Transfer
             Revenue Bonds,
             3.700%, 11/21/1996..................................     4,000,000
   6,500,000 Pleasant Prairie, Wisconsin, Pollution Control
             Revenue Bonds, Wisconsin Electric Power Co., Series
             A,
             3.850%, 09/01/2030+.................................     6,500,000
   5,000,000 Pleasant Prairie, Wisconsin, Pollution Control
             Revenue Bonds, Wisconsin Electric Power Co., Series
             C,
             3.850%, 09/01/2030+.................................     5,000,000
   2,500,000 Purdue University, Indiana University Student Fees
             Revenue Bonds, Series E,
             3.900%, 07/01/2011+.................................     2,500,000
   5,000,000 San Antonio, Texas,
             3.700%, 11/14/1996..................................     5,000,000
   5,600,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             3.500%, 10/21/1996..................................     5,600,000
   6,600,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             3.600%, 11/15/1996..................................     6,600,000
   5,000,000 Salt Lake County, Utah, Tax & Revenue General
             Obligation Limited Notes,
             4.500%, 12/31/1996..................................     5,009,149
  10,600,000 Salt River Project, Arizona, Agricultural
             Improvement & Power District,
             3.650%, 11/13/1996..................................    10,600,000
  10,000,000 Salt River Project, Arizona, Agricultural
             Improvement & Power District,
             3.600%, 12/13/1996..................................    10,000,000
   6,639,000 Salt River Project, Arizona, Agricultural
             Improvement & Power District,
             3.600%, 12/13/1996..................................     6,639,000

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENT
 SECURITIES -- (CONTINUED)
 $10,000,000 Salt River Project, Arizona, Agricultural
             Improvement & Power District,
             3.550%, 12/16/1996.................................   $ 10,000,000
   2,400,000 Salt River Project, Arizona, Agricultural
             Improvement & Power District,
             3.600%, 12/18/1996.................................      2,400,000
  10,000,000 Salt River Project, Arizona, Agricultural
             Improvement & Power District,
             3.600%, 12/18/1996.................................     10,000,000
  10,000,000 South Carolina State, Public Service Authority
             Revenue Bonds,
             3.350%, 10/08/1996.................................     10,000,000
   8,120,000 South Carolina State, Public Service Authority
             Revenue Bonds,
             3.650%, 10/18/1996.................................      8,120,000
   5,193,000 South Carolina State, Public Service Authority
             Revenue Bonds,
             3.700%, 12/11/1996.................................      5,193,000
  10,000,000 Texas Municipal Power Authority,
             3.500%, 11/13/1996.................................     10,000,000
   4,900,000 Toledo Lucas County, Ohio Port Authority Revenue
             Bonds,
             3.650%, 10/29/1996.................................      4,900,000
   2,000,000 University of Minnesota, Series 85-1,
             3.550%, 11/27/1996.................................      2,000,000
  10,000,000 University of Minnesota, Series A,
             3.600%, 12/17/1996.................................     10,000,000
   6,500,000 University of Minnesota, Series B,
             3.700%, 11/27/1996.................................      6,500,000
  10,000,000 University of Texas, Permanent University Fund,
             3.700%, 10/07/1996.................................     10,000,000
   9,000,000 University of Texas Permanent University Fund,
             3.600%, 10/09/1996.................................      9,000,000
   5,375,000 Valdez, Alaska ARCO Transportation,
             3.550%, 12/13/1996.................................      5,375,000
   5,000,000 Vermont General Obligation Bond,
             3.650%, 12/12/1996.................................      5,000,000
  10,000,000 Vermont State,
             3.600%, 12/17/1996.................................     10,000,000
                                                                   ------------
                                                                    536,917,718
                                                                   ------------
 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- 41.78%
             ABN-AMRO BANK, NY.
             -----------------
   4,050,000 Illinois Health Facilities Authority, Palos
             Community Hospital Revenue Bonds, Series B,
             3.800%, 12/01/2015+................................      4,050,000


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
TAX-EXEMPT MONEY FUND -- (CONTINUED)


  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             BANK OF AMERICA
             ---------------
 $18,000,000 California State Revenue Anticipation Warrants,
             Series C2,
             3.800%, 06/30/1997++...............................   $ 18,000,000
             BANK OF NEW YORK
             ----------------
  10,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp., Series 1983,
             4.100%, 06/01/2013.................................     10,000,000
             BANK OF NOVA SCOTIA
             -------------------
  10,200,000 Gary, Indiana, Environmental Improvement Revenue
             Notes, U.S. Steel Corp. Project, Series 1984,
             3.750%, 07/15/2002+................................     10,200,000
   3,400,000 New Hampshire State Industrial Development
             Authority, Pollution Control Revenue Bonds, Bangor
             Hydro-Electric Co. Project, Series 1983,
             3.600%, 01/01/2009+................................      3,400,000
             BANK OF TOKYO
             -------------
  11,900,000 University of Iowa, Facilities Revenue Bonds, Human
             Biology Research, Series A,
             4.050%, 06/01/2005.................................     11,900,000
             BARCLAYS BANK, PLC
             ------------------
   7,700,000 Bucks County, Pennsylvania, Industrial Development
             Authority Revenue Bonds, Tru Realty--Toys R Us
             Project,
             3.600%, 12/01/2018+................................      7,700,000
   5,300,000 Farmington, New Mexico, Pollution Control Refunding
             Revenue Bonds, Arizona Public Service Co., Series
             B,
             3.750%, 09/01/2024+................................      5,300,000
             CANADIAN IMPERIAL BANK OF COMMERCE
             ----------------------------------
   4,500,000 Maricopa County, Arizona, Pollution Control
             Refunding Revenue Bonds, Public Service Co. New
             Mexico, Series A,
             3.900%, 11/01/2022+................................      4,500,000
             CITIBANK, NY
             ------------
   2,260,000 La Crosse, Wisconsin Industrial Development
             Authority Revenue Bonds, Dairyland Power Project,
             3.800%, 02/01/2015+................................      2,260,000
             COOPERATIVE FINANCE CORP.
   4,880,000 Clark County, Kentucky, Pollution Control Revenue
             Bonds, East Kentucky Power Co-Op,
             3.400%, 10/15/2014+................................      4,879,172

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             CREDIT SUISSE
             -------------
 $ 6,000,000 Burke County, Georgia, Industrial Development
             Authority, Pollution Control Revenue Bonds,
             Oglethorpe Power Corp. Project,
             3.950%, 10/03/1996.................................   $  5,999,845
   6,900,000 Garden City, Kansas, Industrial Development Revenue
             Bonds, Inland Container Corp. Project, Temple
             Series 1983,
             3.500%, 01/01/2008+................................      6,900,000
  10,440,000 Marshall County, West Virginia, Pollution Control
             Revenue Bonds, Mobay Chemical Corp. Project,
             3.600%, 12/01/2000.................................     10,440,000
             FUJI BANK LTD NY
             ----------------
  13,900,000 Des Moines, Iowa, Hospital Facilities Revenue
             Bonds, Iowa Methodist Medical Center Project,
             3.350%, 08/01/2015+................................     13,900,000
  16,100,000 Illinois Health Facilities Authority Revenue Bonds,
             Healthcorp Affiliates, Series B,
             3.800%, 11/01/2015+................................     16,100,000
  22,000,000 Illinois Health Facilities Authority Revenue Bonds,
             Healthcorp Affiliates, Series A,
             3.800%, 11/01/2015+................................     22,000,000
  11,200,000 Oregon State General Obligation Bonds, Series 73G,
             3.800%, 12/01/2018+................................     11,200,000
             JACKSONVILLE, FLORIDA ELECTRIC AUTHORITY
             ----------------------------------------
   4,000,000 Jacksonville, Florida, Electric Authority Revenue
             Bonds,
             3.600%, 12/16/1996.................................      4,000,000
             KREDIETBANK N.V
             ---------------
   6,685,000 Illinois Health Facilities Authority Revenue Bonds,
             3.850%, 01/01/2016+................................      6,685,000
             LASALLE NATIONAL BANK
             ---------------------
  12,900,000 Flint, Michigan, Hospital Building Authority,
             Revenue Bonds,
             3.850%, 07/01/2015+................................     12,900,000
  11,850,000 Illinois Health Facilities Authority Revenue Bonds,
             Ingalls Memorial Hospital, Series B,
             3.350%, 01/01/2016+................................     11,850,000
   7,180,000 Illinois Health Facilities Authority Revenue Bonds,
             Ingalls Memorial Hospital, Series C,
             3.350%, 01/01/2016+................................      7,180,000


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
TAX-EXEMPT MONEY FUND -- (CONTINUED)


  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             MORGAN GUARANTY TRUST CO.
             ------------------------
 $23,800,000 Baltimore, Maryland, Port Facilities Revenue Bonds,
             Occidental Petroleum, Series 1981,
             3.500%, 10/14/2011+.................................   $ 23,800,000
   3,605,000 Florida Municipal Power Agency Revenue Bonds, Series
             A,
             3.550%, 12/13/1996..................................      3,605,000
   5,300,000 Kenton County, Kentucky, Industrial Building Revenue
             Bonds, Redken Labs, Inc. Project, Series 1984,
             3.600%, 12/01/2014..................................      5,300,000
             NATIONAL WESTMINSTER BANK
             -------------------------
  15,200,000 Massachusetts State Updates, General Obligation
             Bonds, Series B,
             3.850%, 12/01/1997..................................     15,200,000
             NORDEUTSCHE LANDESBANK
             ----------------------
   9,900,000 Brazos, Texas, Harbor Industrial Development Corp.
             Revenue Bonds, Badische Corp.,
             3.600%, 12/01/2013+.................................      9,900,000
             SANWA BANK
             ----------
  23,600,000 Indiana Health Facilities Financing Authority
             Revenue Bonds, St. Anthony's Medical Center Project,
             4.050%, 12/01/2014+.................................     23,600,000
   4,600,000 Michigan State Job Development Authority Revenue
             Bonds, Hitachi Metals International Project,
             3.750%, 01/01/2004+.................................      4,600,000
  15,110,000 Mississippi Hospital Equipment & Facilities
             Authority Revenue Bonds, Mississippi Baptist Medical
             Center,
             3.800%, 07/01/2012+.................................     15,110,000
  32,125,000 Missouri State Enviromental Improvement & Energy
             Resources Authority, Pollution Control Revenue
             Bonds,
             4.050%, 10/01/2002+.................................     32,125,000
             SUMITOMO BANK, LTD.
             ------------------
   3,400,000 District of Columbia, Revenue Bonds, George
             Washington University, Series A,
             4.000%, 03/01/2006+.................................      3,400,000
   2,950,000 District of Columbia, Revenue Bonds, George
             Washington University,
             4.000%, 03/01/2006+.................................      2,950,000
  10,200,000 Wake County, North Carolina, Industrial Facilities &
             Pollution Control Financing Authority Revenue Bonds,
             Carolina Power & Light Co. Project, Series 1985-B,
             4.000%, 09/01/2015..................................     10,200,000

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------
 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- (CONTINUED)
 $12,900,000 Wake County, North Carolina, Industrial Facilities
             & Pollution Control Financing Authority Revenue
             Bonds, Carolina Power & Light Co. Project, Series
             1985-C,
             4.000%, 10/01/2015.................................   $ 12,900,000
             TORONTO DOMINION BANK, LTD.
             --------------------------
   1,000,000 Wisconsin State Health Facilities Authority Revenue
             Bonds Refunding, Franciscan Health Care, Series A-
             1,
             3.450%, 01/01/2016+................................      1,000,000
  11,565,000 Wisconsin State Health Facilities Authority Revenue
             Bonds Refunding, Franciscan Health Care, Series A-
             2,
             3.450%, 01/01/2016+................................     11,565,000
                                                                   ------------
                                                                    386,599,017
                                                                   ------------
   SHARES
 -----------
OTHER INVESTMENTS -- 0.04%
     432,600 Dreyfus Tax-Exempt Cash Management Fund............        432,600
                                                                  -------------

TOTAL INVESTMENTS
(Cost $923,949,335*).......................................  99.85% $923,949,335
OTHER ASSETS &
LIABILITIES (NET)..........................................   0.15     1,341,940
                                                            ------  ------------
NET ASSETS................................................. 100.00% $925,291,275
                                                            ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
++ Variable rate put bonds and notes with demand features to mature within one year.
FGIC--Financial Guaranty Insurance Corp.
Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instrumentsthat may be acquired by the Fund.

 At September 30, 1996, approximately, 43% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1996, approximately, 17% of the net assets are invested in Texas municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
SHORT-TERM TAX-EXEMPT SECURITIES FUND


 PRINCIPAL                                                              VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                          -----------

 TAX-EXEMPT SECURITIES -- 88.86%
 $2,000,000 Alabama State Refunding General Obligation Bonds,
            5.900%, 03/01/1999....................................   $ 2,073,180
  1,500,000 Connecticut State General Obligation Bonds, Series C,
            5.100%, 03/15/2000....................................     1,528,980
  2,000,000 Connecticut State Special Assessment Unemployment
            Compensation Revenue Bonds, Series A, (AMBAC),
            5.000%, 11/15/1999....................................     2,033,420
  5,000,000 Connecticut State Special Tax Obligation Refunding
            Revenue Bonds, Transportation Infrastructure Purposes,
            Series C, (FGIC),
            5.500%, 10/01/2000....................................     5,173,900
  1,700,000 Fairfax County, Virginia, General Obligation Bonds,
            Series A,
            5.000%, 06/01/1999....................................     1,730,889
  2,000,000 Harris County, Texas, Refunding Bonds,
            5.750%, 10/01/1998....................................     2,063,600
  2,000,000 Hawaii State, Public Improvements General Obligation
            Bonds, Series CK,
            5.000%, 09/01/1998....................................     2,034,680
  1,500,000 Houston, Texas, General Obligation Bonds, Series C,
            5.500%, 03/01/1999....................................     1,540,185
  1,910,000 Howard County, Maryland, Construction Public
            Improvements General Obligation Bonds, Series A,
            5.000%, 02/15/2000....................................     1,946,080
  2,000,000 Massachusetts State Turnpike Authority, Anticipation
            Notes,
            Series A,
            5.000%, 06/01/1999....................................     2,029,280
  1,260,000 Minnesota State Public Improvement Bonds, Recreational
            Facilities Improvements,
            5.600%, 10/01/1999....................................     1,306,758
  1,900,000 Mississippi State General Obligation Bonds, Series B,
            5.000%, 08/01/1999....................................     1,937,069
  2,000,000 Municipal Assistance Corporation for New York City ,
            New York, Revenue Bonds, Series E,
            5.500%, 07/01/2000....................................     2,073,100
  4,000,000 New Jersey State Transportation Trust Fund Authority,
            Transportation System Revenue Bonds, Series B,
            5.000%, 06/15/1999....................................     4,067,520
  2,000,000 New York State Local Government Assistance Corp.,
            Revenue Bonds, Series B,
            5.100%, 04/01/1999....................................     2,033,300
  1,000,000 South Columbia Basin, Washington, Irrigation District,
            Refunding Revenue Bonds,
            5.750%, 12/01/2000....................................     1,044,260

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $1,500,000 Union County, New Jersey, Improvement Authority
            Revenue Bonds, Correctional Facilities Project,
            5.400%, 06/15/2000...................................   $ 1,542,945
  2,000,000 Virginia Beach, Virginia, Refunding General
            Obligation Bonds,
            5.250%, 02/01/1999...................................     2,040,340
                                                                    -----------
                                                                     38,199,486
                                                                    -----------
 TAX-EXEMPT SECURITIES -- BACKED BY
 LETTERS OF CREDIT -- 8.84%
            BANK OF AMERICA
            ---------------
  2,000,000 California State Revenue Anticipation Warrants,
            Series C2,
            3.800%, 06/30/1997+..................................     2,000,000
            MORGAN GUARANTY, NY
            -------------------
  1,800,000 New York City, New York, General Obligation Bonds,
            Subseries E3,
            3.900%, 08/01/2023+..................................     1,800,000
                                                                    -----------
                                                                      3,800,000
                                                                    -----------
   SHARES
 ----------
 OTHER INVESTMENTS -- 0.67%
    287,900 Dreyfus Tax-Exempt Cash Management Fund..............       287,900
                                                                    -----------

TOTAL INVESTMENTS
(Cost $42,217,812*).........................................  98.37% $42,287,386
OTHER ASSETS &
LIABILITIES (NET)...........................................   1.63      698,616
                                                             ------  -----------
NET ASSETS.................................................. 100.00% $42,986,002
                                                             ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.
 At September 30, 1996, approximately, 9% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.
 At September 30, 1996, approximately, 21% of the net assets are invested in Connecticut municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
INTERMEDIATE-TERM TAX-EXEMPT FUND


  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- 88.05%
 $10,000,000 Alabama State Public School & College Authority,
             Capital Improvement Revenue Bonds, (MBIA)
             5.250%, 11/01/2005..................................  $ 10,165,700
  10,000,000 California State Public Improvement General
             Obligation Bonds, (FGIC),
             7.500%, 11/01/2003..................................    11,618,100
  10,000,000 Cobb County, Georgia School District, General
             Obligation Bonds,
             4.750%, 02/01/2005..................................     9,891,000
  10,000,000 Connecticut State General Obligation Bonds, Series
             D,
             6.250%, 11/15/2009..................................    10,755,600
  10,000,000 Connecticut State Special Tax Obligation Revenue
             Refunding Bonds, Transportation Infrastructure,
             Series A,
             5.125%, 09/01/2005..................................    10,070,800
  10,000,000 Fairfax County, Virginia, Refunding General
             Obligation Bonds, Series C,
             5.250%, 05/01/2008..................................    10,008,100
  10,000,000 Florida State Board of Education Refunding General
             Obligation Bonds, Series B,
             5.125%, 06/01/2008..................................     9,904,100
  10,000,000 Georgia State General Obligation Bonds, Series C,
             6.500%, 07/01/2004..................................    11,095,600
  10,000,000 Hawaii State General Obligation Bonds, Series CJ,
             5.900%, 01/01/2006..................................    10,532,500
  10,000,000 Hawaii State Refunding General Obligation Bonds,
             Series CI,
             4.500%, 11/01/2005..................................     9,602,700
  10,000,000 Maryland State Department of Transportation,
             Consolidated Transportation Bonds, Second Issue,
             4.375%, 12/15/2003..................................     9,663,100
  10,000,000 Maryland State & Local Facilities, Public
             Improvements Correctional Facilities, 3rd Series,
             5.700%, 10/15/2006..................................    10,512,500
  10,000,000 Maryland State & Local Facilities, Public
             Improvements Correctional Facilities, 3rd Series,
             4.400%, 07/15/2004..................................     9,729,200
  10,000,000 Massachusetts State Public Improvements, General
             Obligation Bonds, Series C, (MBIA)
             5.625%, 08/01/2011..................................    10,079,900

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $10,000,000 New Jersey State Refunding General Obligation
             Bonds, Series D,
             5.625%, 02/15/2005.................................   $ 10,454,200
  10,000,000 New Jersey State, Transportation Trust Fund Revenue
             Bonds, Transportation System, Series A,
             5.250%, 06/15/2008.................................     10,015,400
  10,000,000 Ohio State Public Facilities Commission Revenue
             Bonds, Series II-B, (MBIA),
             5.000%, 11/01/2007.................................      9,857,400
   8,840,000 Ohio State University Revenue Bonds, General
             Receipts, Series B,
             3.700%, 12/01/2006+................................      8,840,000
  10,000,000 Puerto Rico Telephone Authority Revenue Bonds,
             (AMBAC),
             4.950%, 01/01/2003.................................     10,117,200
  10,000,000 Texas State Refunding Bonds, Series A,
             5.800%, 10/01/2004.................................     10,617,100
  10,000,000 University of Texas Permanent University Fund,
             Refunding Revenue Bonds, (PUFG)
             4.500%, 07/01/2007.................................      9,249,200
  10,000,000 Wisconsin State Refunding General Obligation Bonds,
             Series 3,
             4.875%, 11/01/2005.................................      9,905,600
                                                                   ------------
                                                                    222,685,000
                                                                   ------------
 TAX-EXEMPT SECURITIES -- ESCROWED
 IN U.S. GOVERNMENTS -- 4.40%
  10,000,000 Fairfax County, Virginia, Industrial Development
             Authority Revenue Bonds, Fairfax Hospital System,
             6.801%, 08/29/2023
             (Prerefunded 08/15/2001)...........................     11,138,400
                                                                   ------------
 TAX-EXEMPT SECURITIES -- BACKED BY
 LETTERS OF CREDIT -- 6.17%
             SANWA BANK
             ----------
   6,800,000 Indiana Health Facilities Financing Authority, St.
             Anthony's Medical Center Project Revenue Bonds,
             4.050%, 12/01/2014+................................      6,800,000
             UNION BANK OF SWITZERLAND
             -------------------------
   8,800,000 Louisiana State Offshore Terminal Authority,
             Deepwater Port Refunding Revenue Bonds, 1st Stage,
             LOOP, Inc., Series A,+
             3.700%, 09/01/2008.................................      8,800,000
                                                                   ------------
                                                                     15,600,000
                                                                   ------------


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
INTERMEDIATE-TERM TAX-EXEMPT FUND -- (CONTINUED)


                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 OTHER INVESTMENTS -- 0.22%
     559,000 Dreyfus Tax-Exempt Cash Management Fund.............   $    559,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $241,476,747*)......................................  98.84% $249,982,400
OTHER ASSETS & LIABILITIES (NET)..........................   1.16     2,932,435
                                                           ------  ------------
NET ASSETS................................................ 100.00% $252,914,835
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.
PUFG--Permanent University Fund Guaranty.
Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1996, approximately, 11% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1996, approximately, 12% of the net assets are invested in Maryland municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND


 PRINCIPAL                                                              VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                          -----------

 TAX-EXEMPT SECURITIES -- 92.16%
 $4,000,000 Honolulu, Hawaii, City & County, Series A, (FGIC),
            6.000%, 09/01/2005....................................   $ 4,264,080
  3,825,000 Metropolitan Transportation Authority of New York,
            Commuter Facilities Revenue Bonds, Series A, (MBIA),
            7.000%, 07/01/2006....................................     4,403,034
  4,130,000 Municipal Assistance Corp., City of New York, Series
            E,
            6.000%, 07/01/2005....................................     4,446,813
  3,900,000 Nassau County, New York, Combined Sewer Districts
            Refunding General Obligation Bonds, Series G, (MBIA),
            5.100%, 01/15/2003....................................     3,962,595
  4,000,000 New Jersey State, Refunding General Obligation Bonds,
            Series E,
            6.000%, 07/15/2006....................................     4,312,800
  3,000,000 New York City, New York, Municipal Water Finance
            Authority, Water & Sewer System Revenue Bonds,
            Series B, (AMBAC),
            5.125%, 06/15/2004....................................     3,055,230
  3,500,000 New York State Dormitory Authority, City University
            System Revenue Bonds, Series A, (FGIC),
            5.600%, 07/01/2004....................................     3,663,065
  4,750,000 New York State Dormitory Authority, Columbia
            University Revenue Bonds, Series A,
            4.500%, 07/01/2005....................................     4,576,435
  4,000,000 New York State Dormitory Authority, Cornell University
            Revenue Bonds,
            5.125%, 07/01/2006....................................     4,085,960
  7,500,000 New York State Environmental Facilities Corp.,
            Pollution Control Revenue Bonds, State Water Revolving
            Fund, Series A,
            7.250%, 06/15/2010....................................     8,355,075
  2,500,000 New York State Housing Finance Agency Special
            Obligation Bonds, New York City Health Facilities,
            Series A,
            6.900%, 05/01/2003....................................     2,803,800
  4,000,000 New York State Local Government Assistance Corp.
            Revenue Bonds, Series A,
            5.400%, 04/01/2005....................................     4,123,160
  4,000,000 New York State Local Government Assistance Corp.
            Revenue Bonds, Series A,
            5.400%, 04/01/2005....................................     4,123,680
  4,500,000 New York State Power Authority & General Purpose
            Revenue Bonds, Series CC,
            4.800%, 01/01/2005....................................     4,445,415

 PRINCIPAL                                                         VALUE
   AMOUNT                                                        (NOTE 1)
 ----------                                                     -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $4,000,000 New York State Refunding General Obligation
            Bonds, Series B,
            5.500%, 08/15/2006...............................   $ 4,141,520
  4,450,000 New York State Thruway Authority Highway & Bridge
            Revenue Bonds, Series B, (MBIA),
            5.750%, 04/01/2006...............................     4,672,544
  4,725,000 Port Authority of New York & New Jersey, Revenue
            Bonds, Cons-103 Series, (MBIA),
            5.125%, 12/15/2009...............................     4,640,139
  4,000,000 Puerto Rico Telephone Authority Revenue Bonds,
            (MBIA),
            5.250%, 01/01/2005...............................     4,115,680
  5,000,000 Puerto Rico Telephone Authority Revenue Bonds,
            Reserve 1, (AMBAC),
            5.050%, 01/01/2004...............................     5,084,600
  4,000,000 Triborough Bridge & Tunnel Authority, New York,
            Revenue and General Purpose Bonds, Series A,
            5.000%, 01/01/2008...............................     3,955,640
                                                                -----------
                                                                 87,231,265
                                                                -----------
 TAX-EXEMPT SECURITIES -- ESCROWED
 IN U.S. GOVERNMENTS -- 3.04%
  2,500,000 New York City, New York, Municpial Water Finance
            Authority, Water & Sewer System Revenue Bonds,
            Series C,
            (Prerefunded 6/15/01)
            7.750%, 06/15/2020...............................     2,872,600
                                                                -----------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 6.55%
            CHEMICAL BANKING CORP.
            ---------------------
  3,200,000 New York, New York, General Obligation Unlimited,
            Subseries A-4
            3.900%, 08/01/2022+ .............................     3,200,000
            MORGAN GUARANTY TRUST
            ---------------------
  3,000,000 New York City, New York, General Obligation
            Unlimited, Subseries E-5
            3.900%, 08/01/2009+ .............................     3,000,000
                                                                -----------
                                                                  6,200,000
                                                                -----------


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND -- (CONTINUED)


                                                                        VALUE
  SHARES                                                              (NOTE 1)
 ---------                                                           -----------

 OTHER INVESTMENTS -- 1.81%
 1,712,900 Shearson New York Tax-Exempt Money Fund................   $ 1,712,900
                                                                     -----------

TOTAL INVESTMENTS
(Cost $96,064,760*)........................................ 103.56% $98,016,765
OTHER ASSETS &
LIABILITIES (NET)..........................................  (3.56)  (3,366,771)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $94,649,994
                                                            ======  ===========

--------
*Aggregate cost for Federal tax and book purposes.
+Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.
Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.
 At September 30, 1996, approximately, 10% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.
 At September 30, 1996, approximately, 83% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
LONG-TERM TAX-EXEMPT FUND


  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 91.15%
 $ 4,000,000 Alaska State Housing Finance Agency Refunding
             Revenue Bonds, Series A,
             5.400%, 12/01/2013..................................   $  3,777,320
   5,000,000 Charlotte, North Carolina, Water & Sewer, General
             Obligation Bonds,
             5.600%, 05/01/2017..................................      5,054,700
   4,000,000 Connecticut State Health & Education Facilities
             Authority Revenue Bonds, Veteran Memorial Medical
             Center, Series A, (MBIA),
             5.500%, 07/01/2026..................................      3,814,160
   4,000,000 Cook County, Illinois, General Obligation Bonds,
             Series B, (MBIA),
             5.375%, 11/15/2018..................................      3,734,960
   4,000,000 Dade County, Florida, Water & Sewer Systems Revenue
             Bonds, (FGIC),
             5.500%, 10/01/2025..................................      3,876,120
   4,000,000 Florida State Municipal Power Agency Refunding
             Revenue Bonds, St. Lucie Project, (FGIC),
             5.250%, 10/01/2021..................................      3,716,480
   4,000,000 Intermountain Power Agency, Utah, Power Supply
             Refunding Revenue Bonds, Series A,
             5.500%, 07/01/2020..................................      3,821,120
  10,000,000 Intermountain Power Agency, Utah, Power Supply
             Refunding Revenue Bonds, Series D,
             5.000%, 07/01/2021..................................      8,966,900
   4,000,000 Massachusetts Bay Transportation Authority, General
             Transportation, Series B, (AMBAC),
             5.375%, 03/01/2025..................................      3,788,240
   4,000,000 Nevada State, Colorado River Commission, General
             Obligation Revenue Bonds,
             5.300%, 07/01/2024..................................      3,746,240
   4,000,000 New Jersey State Transportation Trust Fund Authority
             Refunding Revenue Bonds, Series A,
             5.250%, 06/15/2014..................................      3,835,000
   4,000,000 New York State Local Assistance Corp. Refunding
             Revenue Bonds, Series B,
             5.500%, 04/01/2021..................................      3,813,920
   4,000,000 New York State Medical Care Facilities Finance
             Agency Refunding Revenue Bonds, New York Hospital,
             FHA Insured, Series A, (MBIA),
             5.500%, 08/15/2024..................................      3,824,200
   5,000,000 Orlando, Florida, Utilities Commission, Water &
             Electric Revenue Bonds, Series A,
             5.250%, 10/01/2023..................................      4,672,250

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $ 4,000,000 Orlando & Orange County Expressway Authority
             Refunding Revenue Bonds, (AMBAC),
             5.250%, 07/01/2012.................................   $  3,915,800
   4,000,000 Port Authority of New York & New Jersey, Revenue
             Bonds, Series 104, (AMBAC),
             5.200%, 07/15/2021.................................      3,705,920
   4,000,000 Port Seattle, Washington, Revenue Bonds, Series A,
             (FGIC),
             5.500%, 09/01/2021.................................      3,837,560
   4,000,000 Salt River, Arizona, Agricultural Project Refunding
             Revenue Bonds, Series C,
             5.000%, 01/01/2013.................................      3,770,160
   4,000,000 San Antonio, Texas, Electric & Gas Refunding
             Revenue Bonds,
             5.000%, 02/01/2014.................................      3,689,720
   4,000,000 Seattle, Washington, Drain & Wastewater Utilities,
             Refunding Revenue Bonds, (MBIA),
             5.250%, 12/01/2025.................................      3,697,200
   4,000,000 Texas State Turnpike Authority Dallas North Thruway
             Revenue Bonds, President George Bush Turnpike,
             (FGIC),
             5.250%, 01/01/2023.................................      3,756,040
   4,000,000 Valdez, Alaska, Marine Terminal Refunding Revenue
             Bonds, BP Pipeline, Inc. Project, Series B,
             5.500%, 10/01/2028.................................      3,765,520
   4,000,000 Washington State General Obligation Bonds, Series
             A,
             5.750%, 09/01/2019.................................      3,974,600
   4,000,000 Wisconsin State Transportation Refunding Revenue
             Bonds, Series B,
             5.500%, 07/01/2022.................................      3,871,320
                                                                   ------------
                                                                     98,425,450
                                                                   ------------
 TAX-EXEMPT SECURITIES -- ESCROWED
 IN U.S. GOVERNMENTS -- 4.51%
   5,000,000 Florida State Board of Education Capital Outlay,
             Public Education, Series A,
             5.500%, 06/01/2026.................................      4,864,200
                                                                   ------------
 TAX-EXEMPT SECURITIES -- BACKED BY
 LETTERS OF CREDIT--3.70%
             UNION BANK, SWITZERLAND
             -----------------------
   4,000,000 Louisiana State Offshore Terminal Authority,
             Deepwater Port Refunding Revenue Bonds, 1st Stage,
             LOOP, Inc., Series A,
             3.700%, 09/01/2008+................................      4,000,000
                                                                   ------------


                       See Notes to Financial Statements

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
LONG-TERM TAX-EXEMPT FUND -- (CONTINUED)


                                                                       VALUE
  SHARES                                                              (NOTE 1)
 ---------                                                          ------------

 OTHER INVESTMENTS -- 1.33%
 1,178,000 Dreyfus Tax-Exempt Cash Management Fund...............   $  1,178,000
   257,000 Shearson Tax-Exempt Municipal Fund....................        257,000
                                                                    ------------
                                                                       1,435,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $105,676,619*)...................................... 100.69% $108,724,650
OTHER ASSETS &
LIABILITIES (NET).........................................  (0.69)     (742,848)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $107,981,802
                                                           ======  ============

--------
*Aggregate cost for Federal tax and book purposes.
+Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.
Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.
 At September 30, 1996, approximately, 19% of the net assets are invested in Florida municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                       See Notes to Financial Statements

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") was incorporated under the laws of the State of Maryland on August 8, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Tax-Exempt Fund currently offers shares in six managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Tax-Exempt Money Fund, Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Tax-Exempt Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for Excelsior Funds, Inc. ("Excelsior Fund") are presented separately.

  With regard to Tax-Exempt Money Fund, it is Excelsior Tax-Exempt Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. The Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolio will not vary.

  (A) PORTFOLIO VALUATION:

    Tax-Exempt Money Fund: Securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

    Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt
  Fund: Securities are valued each business day as of the close of the New York Stock Exchange after consultation with an independent pricing service (the "Service"). When in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Short-term debt instruments with remaining maturities of 60 days or less, and variable rate demand notes and securities with put options exercisable within one year, are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors.

    The net asset value of the shares in Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, and Long-Term Tax-Exempt Fund will fluctuate as the market values of their portfolio securities change in response to changing market rates of interest and other factors.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Tax-Exempt Money Fund: Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt
  Fund: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (D) FEDERAL TAXES:

    It is the policy of Excelsior Tax-Exempt Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1996, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains as follows:

                                                EXPIRATION DATE MARCH 31,
                                          -------------------------------------
                                           2001    2002      2003      TOTAL
                                          ------- ------- ---------- ----------
   Tax-Exempt Money Fund................  $18,000 $31,000 $      --  $   49,000
   Short-Term Tax-Exempt Securities
    Fund................................      --      --     644,000    644,000
   Intermediate-Term Tax-Exempt Fund....      --      --   7,420,000  7,420,000
   New York Intermediate-Term Tax-Exempt
    Fund................................      --      --   1,544,000  1,544,000

    To the extent that such carryforwards are utilized, no capital gains distributions will be made. During the year ended March 31, 1996, Tax-Exempt Money Fund, Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund utilized capital loss carryforwards for Federal Tax purposes totaling approximately $8,000, $14,000, $1,005,000, $1,073,000 and $833,000,
  respectively.

    Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio's next taxable year. Tax-Exempt Money Fund incurred, and elected to defer, net capital losses of approximately $2,000 for the year ended March 31, 1996.

    At September 30, 1996, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                       TAX BASIS     TAX BASIS        NET
                                       UNREALIZED    UNREALIZED    UNREALIZED
                                      APPRECIATION (DEPRECIATION) APPRECIATION
                                      ------------ -------------- ------------
   Tax-Exempt Money Fund.............  $   32,045    $ (11,944)    $   20,101
   Short-Term Tax-Exempt Securities
    Fund.............................     138,839      (69,265)        69,574
   Intermediate-Term Tax-Exempt
    Fund.............................   9,168,356     (662,703)     8,505,653
   New York Intermediate-Term Tax-
    Exempt Fund......................   2,188,595     (236,590)     1,952,005
   Long-Term Tax-Exempt Fund.........   3,149,398     (101,367)     3,048,031

  (E) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust") serves as the investment adviser to Excelsior Tax-Exempt Fund. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of Tax-Exempt Money Fund, .30% of the average daily net assets of Short-Term Tax-Exempt Securities Fund, .35% of the average daily net assets of Intermediate-Term Tax-Exempt Fund and .50% of the average daily net assets of New York Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund.

  U.S. Trust, Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Tax-Exempt Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Tax-Exempt Fund, Excelsior Fund (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), and Excelsior Institutional Trust, all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 1996, Administration fees charged by U.S. Trust were as follows:

     Tax-Exempt Money Fund............................................. $52,830
     Short-Term Tax-Exempt Securities Fund.............................   2,461
     Intermediate-Term Tax-Exempt Fund.................................  14,542
     New York Intermediate-Term Tax-Exempt Fund........................   5,341
     Long-Term Tax-Exempt Fund.........................................   5,932

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Excelsior Tax-Exempt Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Short-Term Tax-Exempt Securities Fund to maintain an annual expense ratio of not more than .60%. For the six months ended September 30, 1996, no fees were waived or expenses reimbursed pursuant to this voluntary limitation.

  Excelsior Tax-Exempt Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Excelsior Tax-Exempt Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable by such Portfolio. For the six months ended September 30, 1996, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. TRUST ADMINISTRATORS
                                                       ---------- --------------
Tax-Exempt Money Fund.................................  $230,249       $--
Short-Term Tax-Exempt Securities Fund.................    14,649        --
Intermediate-Term Tax-Exempt Fund.....................    73,739        294
New York Intermediate-Term Tax-Exempt Fund............    14,202         33
Long-Term Tax-Exempt Fund.............................    33,522        908

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the sponsor and distributor of Excelsior Tax-Exempt Fund. Certain sales of Excelsior Tax-Exempt Fund's shares are subject to a maximum sales charge of 4.50% of the offering price. Shares of each Portfolio are sold on a continuous basis by the Distributor.

  Each Director of Excelsior Tax-Exempt Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES

  For the six months ended September 30, 1996, purchases and sales and maturities of securities, excluding short-term investments, for the Portfolios aggregated:

                                                         PURCHASES     SALES
                                                        ----------- -----------
Short-Term Tax-Exempt Securities Fund.................. $17,147,001 $17,266,856
Intermediate-Term Tax-Exempt Fund......................  29,070,200  21,576,900
New York Intermediate-Term Tax-Exempt Fund.............  46,971,834  45,703,046
Long-Term Tax-Exempt Fund..............................  62,306,360  51,233,360

4. COMMON STOCK:

  Excelsior Tax-Exempt Fund currently offers five classes of shares, each representing interests in one of five separate Portfolios. Authorized capital for each Portfolio is as follows: 1,500 million shares of Tax-Exempt Money Fund and 500 million shares each of Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Tax-Exempt Fund's Board of Directors. Since Tax-Exempt Money Fund has sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amount shown below for such transactions.

                                                   TAX-EXEMPT MONEY FUND
                                              ---------------------------------
                                              SIX MONTHS ENDED    YEAR ENDED
                                                  09/30/96         03/31/96
                                              ----------------  ---------------
Sold......................................... $ 1,621,670,059   $ 3,563,760,620
Issued as reinvestment of dividends..........         561,125         1,453,070
Redeemed.....................................  (1,663,621,422)   (3,413,388,911)
                                              ---------------   ---------------
Net Increase (Decrease)...................... $   (41,390,238)  $   151,824,779
                                              ===============   ===============

                                SHORT-TERM TAX-EXEMPT SECURITIES FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/96                  03/31/96
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  1,445,180  $ 10,143,847   4,138,581  $ 29,147,090
Issued as reinvestment of
 dividends................      7,150        50,182      22,472       158,308
Redeemed.................. (1,439,780)  (10,109,474) (4,989,971)  (35,155,827)
                           ----------  ------------  ----------  ------------
Net Increase (Decrease)...     12,550  $     84,555    (828,918) $ (5,850,429)
                           ==========  ============  ==========  ============
                                  INTERMEDIATE-TERM TAX-EXEMPT FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/96                  03/31/96
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  3,465,463  $ 31,286,980   7,022,612  $ 64,053,421
Issued as reinvestment of
 dividends................     34,389       311,568      72,517       662,041
Redeemed.................. (3,735,618)  (33,732,373) (5,819,486)  (53,110,726)
                           ----------  ------------  ----------  ------------
Net Increase (Decrease)...   (235,766) $ (2,133,825)  1,275,643  $ 11,604,736
                           ==========  ============  ==========  ============

                             NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/96                  03/31/96
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  1,069,489  $  8,979,231   3,519,848  $ 29,757,136
Issued as reinvestment of
 dividends................     11,934       100,344      28,744       243,592
Redeemed.................. (1,316,063)  (11,012,259) (2,708,124)  (22,935,162)
                           ----------  ------------  ----------  ------------
Net Increase (Decrease)...   (234,640) $ (1,932,684)    840,468  $  7,065,566
                           ==========  ============  ==========  ============
                                      LONG-TERM TAX-EXEMPT FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/96                  03/31/96
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  2,643,903  $ 24,787,641   5,294,884  $ 50,924,332
Issued as reinvestment of
 dividends................     25,147       237,374      60,003       582,920
Redeemed.................. (1,000,756)   (9,410,522) (4,308,376)  (41,666,507)
                           ----------  ------------  ----------  ------------
Net Increase..............  1,668,294  $ 15,614,493   1,046,511  $  9,840,745
                           ==========  ============  ==========  ============

5. ORGANIZATION COSTS:

  Excelsior Tax-Exempt Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.